ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Accrued liabilities	$ 64,934	$ 44,981
Trade payables	63,990	183,717
Total	$ 128,924	$ 228,698